SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying financial statements (the “financial statements”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Separate statements of operations and cash flows have not been presented in the financial statements because the Company has not commenced operations.
Judgements and Estimates
The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.
Cash
Cash and Petty Cash includes cash on hand and demand deposits with financial institutions.
Income Taxes
For federal and state income taxes, deferred tax assets and liabilities are recognized based upon temporary differences between the financial statements and the tax basis of assets and liabilities. Deferred income taxes are based upon prescribed rates and enacted laws at the end of the reporting period in the countries where the Company operates and expects to generate taxable income. A valuation allowance is recorded when it is more likely than not that some portion or all the deferred tax assets will not be realized. In assessing the realizability of deferred tax assets, the Company considers taxable income in prior carryback years, as permitted under the tax law, forecasted taxable earnings, tax planning strategies, and the expected timing of the reversal of temporary differences. This determination requires significant judgment, including assumptions about future taxable income that are based on historical and projected information and is performed on a jurisdiction-by-jurisdiction basis. Accordingly, the Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are realizable.
Tax positions taken or expected to be taken while preparing the Company’s tax returns are required to be evaluated to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. There are no uncertain tax positions that require accrual or disclosure to the financial statements as of March 31, 2026. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. The Company had no material accruals for interest or penalties related to income tax matters as of March 31, 2026.
Organizational and Offering Costs
No organizational costs have been incurred to date. If any organizational costs are incurred in the future, such costs will be paid by Securitize Inc. on behalf of the Company.
Organizational costs, including legal fees, registration fees, and other costs related to the formation of the Company, will be expensed as incurred in accordance with applicable accounting standards. Offering costs, such as legal, accounting, and printing fees directly associated with the issuance of equity or debt securities, will be deferred and offset against the proceeds of the related offering.
Related Party Transactions
Securitize Inc. is the sole owner of Securitize Holdings, Inc. Any organizational costs incurred in connection with the formation of the Company will be paid by Securitize Inc. on behalf of the Company. Accordingly, such payments, if made, would represent related party transactions.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying financial statements (the “financial statements”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Separate statements of operations and cash flows have not been presented in the financial statements because the Company has not commenced operations.
Judgements and Estimates
The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.
Cash
Cash and Petty Cash includes cash on hand and demand deposits with financial institutions.
Income Taxes
For federal and state income taxes, deferred tax assets and liabilities are recognized based upon temporary differences between the financial statements and the tax basis of assets and liabilities. Deferred income taxes are based upon prescribed rates and enacted laws at the end of the reporting period in the countries where the Company operates and expects to generate taxable income. A valuation allowance is recorded when it is more likely than not that some portion or all the deferred tax assets will not be realized. In assessing the realizability of deferred tax assets, the Company considers taxable income in prior carryback years, as permitted under the tax law, forecasted taxable earnings, tax planning strategies, and the expected timing of the reversal of temporary differences. This determination requires significant judgment, including assumptions about future taxable income that are based on historical and projected information and is performed on a jurisdiction-by-jurisdiction basis. Accordingly, the Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are realizable.
Tax positions taken or expected to be taken in the course of preparing the Company’s tax returns are required to be evaluated to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. There are no uncertain tax positions that require accrual or disclosure to the financial statements as of December 31, 2025. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. The Company had no material accruals for interest or penalties related to income tax matters as of December 31, 2025.
Organizational and Offering Costs
No organizational costs have been incurred to date. If any organizational costs are incurred in the future, such costs will be paid by Securitize Inc. on behalf of the Company.
Organizational costs, including legal fees, registration fees, and other costs related to the formation of the Company, will be expensed as incurred in accordance with applicable accounting standards. Offering costs, such as legal, accounting, and printing fees directly associated with the issuance of equity or debt securities, will be deferred and offset against the proceeds of the related offering.
Related Party Transactions
Securitize Inc. is the sole owner of Securitize Holdings, Inc. Any organizational costs incurred in connection with the formation of the Company will be paid by Securitize Inc. on behalf of the Company. Accordingly, such payments, if made, would represent related party transactions.